Assets pledged, collateral received and assets transferred - Assets pledged and collateral received (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of financial assets [line items]
Financial assets pledged as collateral	$ 211,209	$ 211,892
Financial assets pledged as collateral which the counterparty has the right to sell or repledge	84,735	82,135
Assets accepted as collateral that can be sold or repledged in the absence of default	449,896	476,455
Assets accepted as collateral and sold or repledged	228,245	271,582
Trading assets
Disclosure of financial assets [line items]
Financial assets pledged as collateral which the counterparty has the right to sell or repledge	56,894	69,719
Financial investments
Disclosure of financial assets [line items]
Financial assets pledged as collateral which the counterparty has the right to sell or repledge	27,841	12,416
Treasury and other eligible bills
Disclosure of financial assets [line items]
Financial assets pledged as collateral	18,364	9,613
Loans and advances to banks
Disclosure of financial assets [line items]
Financial assets pledged as collateral	10,198	412
Loans and advances to customers
Disclosure of financial assets [line items]
Financial assets pledged as collateral	27,627	55,370
Debt securities
Disclosure of financial assets [line items]
Financial assets pledged as collateral	60,542	66,629
Equity securities
Disclosure of financial assets [line items]
Financial assets pledged as collateral	26,902	34,472
Other
Disclosure of financial assets [line items]
Financial assets pledged as collateral	$ 67,576	$ 45,396